Income taxes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income taxes
23	Income taxes
As the tax basis for the majority of the Company’s assets and liabilities is maintained in reais and the accounting basis is measured in US dollars (functional currency), the fluctuations in the exchange rate significantly impacted the tax basis and, in turn, the deferred income tax expense (benefit).
Deferred tax assets relating to temporary differences on
non-deductible
provisions, represented mainly by contingencies loss provisions, product warranties, financial guarantees and unearned income will be realized as such proceedings are concluded.
In order to recognize deferred tax assets related to temporary differences and tax losses carryforwards, the Company assessed the expectation of future taxable income in which these temporary differences and tax losses would be compensated. As of December31, 2020, the Company did not recognize deferred tax assets in the total amount of US$ 73.9 (US$ 39.0 of temporary differences and US$ 34.9 of tax losses carryforwards).

23.1	Deferred income tax and social contribution
The components of deferred tax assets and liabilities are as follows:

	12.31.2020	12.31.2019	12.31.2018
Temporarily non-deductible provisions (i)	133.7	65.2	39.7
Tax loss carryforwards	0.5	0.2	0.5
Functional currency effect of the non monetary assets	(509.3)	(297.4)	(323.4)
Gains not realized from sales of the Company to subsidiairies	14.5	23.1	22.7
Effect of differences by fixed asset	14.1	(12.0)	7.5
Differences between basis: account x tax	(23.6)	(50.7)	20.6

Deferred tax assets (liabilities), net	(370.1)	(271.6)	(232.4)

Total deferred tax asset	104.6	0.7	21.6
Total deferred tax liability	(474.7)	(272.3)	(254.0)

(i)
Expenses and income temporarily
non-deductible
include accounting provisions, foreign exchange rate gains or losses included in income tax calculation when cash settled and other differences which will be included or excluded in income tax calculation when realized for fiscal purposes.

Changes in deferred income tax that affected profit or loss were as follows:

	From the statement of income	Other comprehensive income	Total
At December 31, 2017	(279.5)	34.9	(244.6)

Temporarily non-deductible provisions	115.8	—	115.8
Tax loss carryforwards	(4.0)	—	(4.0)
Functional currency effect of the non monetary assets	(117.4)	—	(117.4)
Provision Gain not realized at sales from Controlling company to subsidiairies	7.3	—	7.3
Effect of differences by fixed asset	15.6	—	15.6
Differences between basis: account x tax	3.9	(9.1)	(5.2)
Discontinued operation	8.1	(8.0)	0.1

At December 31, 2018	(250.2)	17.8	(232.4)

Temporarily non-deductible provisions	43.1	—	43.1
Tax loss carryforwards	1.1	—	1.1
Functional currency effect of the non monetary assets	16.4	—	16.4
Gains not realized from sales of Parent Company to subsidiairies	0.4	—	0.4
Effect of differences by fixed asset	(23.4)	—	(23.4)
Differences between basis: account x tax	(70.8)	(2.8)	(73.6)
Discontinued operation	(30.7)	27.5	(3.2)

At December 31, 2019	(314.1)	42.5	(271.6)

Temporarily non-deductible provisions	68.5	—	68.5
Tax loss carryforwards	0.3	—	0.3
Functional currency effect of the non monetary assets	(211.9)	—	(211.9)
Gains not realized from sales of Parent Company to subsidiairies	(8.6)	—	(8.6)
Effect of differences by fixed asset	26.1	—	26.1
Differences between basis: account x tax	20.9	6.2	27.1

At December 31, 2020	(418.8)	48.7	(370.1)

23.2	Reconciliation of income tax expense

	12.31.2020	12.31.2019	12.31.2018
		(Recasted)	(Recasted)
Loss before income tax	(635.2)	(186.2)	(136.2)

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	216.0	63.3	46.3

Tax on profits of overseas subsidiaries	(21.3)	(72.3)	(33.2)
Transfer Pricing and Thin Capitalization	(47.7)	—	—
Functional currency effect of the non monetary assets	(250.4)	16.4	(117.4)
Research and development tax incentives	1.6	23.0	27.7
Interest on own capital	—	—	3.0
Equity in the earnings of subsidiaries	0.8	—	—
Fiscal credits (recognized and non recognized)	(104.6)	(16.7)	(26.0)
Tax rate difference	10.4	6.6	30.9
Other differences between accounting and fiscal basis (i)	195.6	(150.6)	33.7
Effects of Dropdown (ii)	(93.5)	—	—

	(309.1)	(193.6)	(81.3)

Income tax and social contribution income (expense) benefit as reported	(93.1)	(130.3)	(35.0)

Current income tax and social contribution expense as reported	11.6	(97.1)	(56.2)
Deferred income tax and social contribution income (expense) benefit as reported	(104.7)	(33.2)	21.2

(i)
Other differences between accounting and fiscal basis mainly refer to: permanent additions and exclusions, realization of foreign exchange gain or loss, transfer pricing adjustments and differences between accounting basis and fiscal treatments in the income tax calculation (depreciation of fixed assets, provision for inventory losses, among others).

(ii)
Effects of Dropdown include tax impacts of the internal
carve-out
process concluded as of January 1, 2020, in relation to provisions transferred as part of the capital contribution by Embraer to Yaborã (Note 5) and added in the taxable income for the period according to the Brazilian tax rules.

23.3	Uncertainty over income tax treatments
The Company and its subsidiaries held certain discussions with Brazilian tax authorities over administrative and judicial matters related to uncertain treatments adopted when calculating income tax and social contribution on net income, their
prognostic assessment was that the
chosen
tax positions will probably be accepted by the authorities, based on internal and external evaluation by legal advisors. A summary of these processes, related contingent liabilities and their potential effects is presented in Note 25.2 (ii), (iii), (iv), (v).